Statements of Cash Flows - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities:
Net income attributable to noncontrolling interest
Mann- India Technologies Private Limited [Member]
Cash flows from operating activities:
Net income attributable to Mann-India	46,051		(171,259)		(397,806)		(451,613)
Net income attributable to noncontrolling interest
Adjustments to reconcile net income to cash provided by operating activities:
Deferred provision/(benefit)	(2,521)		3,877		(36,444)		(53,387)
Current provision		[1]	5,528	[1]	(41,433)	[2]	22,277	[2]
Unrealized foreign exchange (gain)/loss	8,253		36,518		94,823		(25,844)
Amortization and depreciation	49,995		74,380		224,276		279,338
Lease cost net of payment	5,761
Bad Debt/ Balances written off	(12,392)		(15,420)		129,896		228,877
Provision for doubtful accounts							74,535
Loss on sale of assets					7,059
Changes in current assets and liabilities:
Accounts receivable	(110,367)		7,949		(117,202)		(131,730)
Other Current assets	(31,595)		48,804		192,169		190,199
Other assets			1,809		67,595		90
Accrued Revenue	(761)		16,888		17,487		(19,780)
Accounts payable and accrued expenses	2,957		41,057		28,983		(152,154)
Accrued payroll and related benefits	2,103		(15,077)		(147,981)		53,739
Other Current liabilities	4,954		18,526		43,904		5,872
Other liabilities					3,327
Deferred revenue	(442)		(2,815)		(2,373)		2,815
Net cash provided by operating activities	(38,004)		50,765		66,280		23,234
Cash flows from investing activities:
Cash received from Sale of Short term Investment							3,687
Cash paid for Long term investment			(45,760)		(42,716)
Receipt from Sale of Assets					10,483
Capital expenditures	(509)		(2,272)		(48,899)		(138,088)
Net cash provided/(used) in investing activities	(509)		(48,032)		(81,132)		(134,401)
Cash flows from financing activities:
Proceeds from line of credit, net	113,111		9,732				36,943
Proceeds from Issue of Shares	223,629
Repayment to line of credit, net					(35,399)
Proceeds from short term debt, net					83,946
Repayment to short term debt, net	(243,067)		(6,533)				(8,880)
Proceeds from long term debt, net					12,301
Repayment to long term debt, net	(1,391)		(4,433)				(22,356)
Net cash provided/ (used) by financing activities	92,282		(1,234)		60,848		5,707
Net change in cash and cash equivalents	53,769		1,499		45,996		(105,460)
Cash and cash equivalents, and restricted cash at the beginning of the year	196,147		150,151		150,151		255,611
Cash and cash equivalents at the end of the year	$ 249,916		$ 151,651		$ 196,147		$ 150,151

[1]	During the three month ended March 31, 2019 and 2018, Income Tax expense is of Nil and $ 5,528, respectively. Effective Income tax rate for Quarter 1 of 2019 is zero and for 2018 is 1.53%. Effective interest rate is zero because of net loss incurred during the year 2018-19, as per Indian Income Tax Act. 1961.
[2]	Current Provision for 2018 includes benefit on account of MAT credit recognition for $ 46,650. Further, during the year 2018 Income Tax expense is of $5,217 and $ 22,277 for year 2017. Effective Income tax rate for year 2018 is zero and for 2017 is 1.53%. Effective interest rate is zero becuase of net loss incurred during the year 2018.